COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Commitments and contingencies information
Purchase commitments relating to capital expenditures	$ 69,500
Total	121,702
Contingent liability for guarantees
Commitments and contingencies information
Guarantees	482,900
2021
Commitments and contingencies information
Total	96,146
2022
Commitments and contingencies information
Total	10,672
2023
Commitments and contingencies information
Total	5,629
2024
Commitments and contingencies information
Total	2,553
2025
Commitments and contingencies information
Total	2,496
Thereafter
Commitments and contingencies information
Total	$ 4,206
Creston Mascota mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Creston Mascota mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
La India mine
Commitments and contingencies information
Royalties percentage	0.50%
Pinos Altos mine | Minimum
Commitments and contingencies information
Royalties percentage	2.50%
Pinos Altos mine | Maximum
Commitments and contingencies information
Royalties percentage	3.50%
Finland | Kittila mine
Commitments and contingencies information
Period of royalty payments commencement	12 months
Percentage on net smelter returns (as a percent)	2.00%
Quebec, Canada | LaRonde Zone 5 mine
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	2.00%
Quebec, Canada | Terrex property at the LaRonde mine
Commitments and contingencies information
Royalties percentage	5.00%
Nunavut, Canada
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.40%
Royalties percentage	12.00%
Nunavut, Canada | Meliadine Mine
Commitments and contingencies information
Percentage on net smelter returns (as a percent)	1.20%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Minimum
Commitments and contingencies information
Royalties percentage	1.50%
Canadian Malartic Corporation and Canadian Malartic GP | Canada | Maximum
Commitments and contingencies information
Royalties percentage	5.00%